CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Earnings Attributable to Canadian Solar Inc.	Non-Controlling Interests	Total
Balance at Dec. 31, 2020		$ 687,033	$ (28,236)	$ 940,304	$ (28,679)	$ 1,570,422	$ 322,363	$ 1,892,785
Balance (in shares) at Dec. 31, 2020		59,820,384
Increase (Decrease) in Stockholders' Equity
Net income				95,248		95,248	14,628	109,876
Foreign currency translation adjustment					(21,964)	(21,964)	(4,332)	(26,296)
Share-based compensation			8,808			8,808		8,808
Exercise of RSUs (in shares)		562,376
Issuance of ordinary shares, net of issuance costs	[1]	$ 148,510				148,510		148,510
Issuance of ordinary shares, net of issuance costs (in shares)	[1]	3,639,918
Acquisition of non-controlling interest's ownership							(10,719)	(10,719)
Proceeds from non-controlling interests							10,003	10,003
Disposal of subsidiaries							(6,588)	(6,588)
Fair value change on derivatives (interest rate swap)					59	59		59
Balance at Dec. 31, 2021		$ 835,543	(19,428)	1,035,552	(50,584)	1,801,083	325,355	2,126,438
Balance (in shares) at Dec. 31, 2021		64,022,678
Increase (Decrease) in Stockholders' Equity
Net income				239,968		239,968	58,587	298,555
Foreign currency translation adjustment					(125,885)	(125,885)	(24,242)	(150,127)
Share-based compensation			9,370			9,370		9,370
Exercise of RSUs (in shares)		483,377
Transfer of equity interest in subsidiary to non-controlling interest			11,185		544	11,729	4,094	15,823
Proceeds from non-controlling interests							2,529	2,529
Disposal of subsidiaries							(1,268)	(1,268)
Fair value change of available-for-sale debt securities					904	904		904
Fair value change on derivatives (interest rate swap)					716	716		716
Share of fair value change on interest rate swap of affiliates					3,754	3,754		3,754
Balance at Dec. 31, 2022		$ 835,543	1,127	1,275,520	(170,551)	1,941,639	365,055	$ 2,306,694
Balance (in shares) at Dec. 31, 2022		64,506,055						64,506,055
Increase (Decrease) in Stockholders' Equity
Net income				274,187		274,187	89,447	$ 363,634
Foreign currency translation adjustment					6,759	6,759	1,382	8,141
Share-based compensation			46,981			46,981	8,354	55,335
Exercise of RSUs (in shares)	[2]	1,652,686
Transfer of equity interest in subsidiary to non-controlling interest			244,629		38,395	283,024	644,873	927,897
Sales proceed distribution to non-controlling interests							(3,990)	(3,990)
Acquisition of non-controlling interest's ownership							(1,446)	(1,446)
Proceeds from non-controlling interests							5,910	5,910
Subsidiary's shares under employee incentive plan							36,416	36,416
Fair value change of available-for-sale debt securities					(3,487)	(3,487)		(3,487)
Fair value change on derivatives (interest rate swap)					(1,124)	(1,124)		(1,124)
Share of fair value change on interest rate swap of affiliates					11,264	11,264		11,264
Balance at Dec. 31, 2023		$ 835,543	$ 292,737	$ 1,549,707	$ (118,744)	$ 2,559,243	$ 1,146,001	$ 3,705,244
Balance (in shares) at Dec. 31, 2023		66,158,741						66,158,741

[1]	Represented proceeds from “at-the-market” offering of 3,639,918 shares of common shares in 2021, net of commissions and offering expenses of $1,490.
[2]	Represented the net proceeds of RMB6,628,683 ($927,897), after deducting the offering expenses of RMB277,929 ($38,995), from the IPO of CSI Solar Co., Ltd in 2023. Refer to Note 26 to the consolidated financial statements for further information.